Submission	May 28, 2025
Submission [Line Items]
Central Index Key	0001140625
Registrant Name	EQUINOR ASA
Registration File Number	333-271647
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES